Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Accrued management salaries	$ 260,000	$ 233,710
Incurred interest expense	32,457	36,442	$ 5,658
Incurred accretion expense	14,847	17,489	2,135
Recorded expenses	97,924	259,600	45,959
ColoAlert [Member]
Related Party Transactions (Details) [Line Items]
Paid cost	97,924	173,844	$ 43,309
Unpaid costs	$ 0	$ 84,750